INCOME TAXES (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			12 Months Ended				12 Months Ended
	Dec. 31, 2011	Dec. 31, 2013	Dec. 31, 2013 Pointer Argentina [Member]	Dec. 31, 2013 Pointer Argentina [Member] Minimum [Member]	Dec. 31, 2013 Pointer Argentina [Member] Maximum [Member]	Dec. 31, 2013 Shagrir Systems Limited [Member]	Dec. 31, 2013 Pointer Mexico [Member]	Dec. 31, 2013 Pointer Mexico [Member] Minimum [Member]	Dec. 31, 2013 Pointer Mexico [Member] Maximum [Member]	Dec. 31, 2013 Pointer Brazil [Member]
Increase in deferred tax liabilities	$ 1,174
Change in deferred tax liabilities, effect on net income	(1,174)
Change in deferred tax liabilities, effect on net profit	(1,174)
Carryforward tax losses		88,530	278			16,134	8,853			3,525
Capital loss		$ 34,667
Carryforward tax losses, expiration date				Jan. 01, 2014	Jan. 01, 2016			Jan. 01, 2014	Jan. 01, 2022